Contract balances and Other liabilities	12 Months Ended
Mar. 31, 2020
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure Of Contract balances and Other liabilities Explanatory [Text Block]
18.	Contract balances and Other liabilities

A)	Contract balances

The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2020		March 2019
Trade Receivables		9,631,400		10,003,960
Contract Assets – Unbilled Revenue		16,113		33,634
Contract liabilities – Deferred Income
Current contract liabilities	1,472,898		1,333,802
Non current contract liabilities	981,767		1,022,385
Total Contract liabilities – Deferred Income		2,454,664		2,356,187

The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2020

Particulars	₹.
Balance as of April 1, 2019	33,634
Add: Revenue recognized during the year	43,502
Less: Invoiced during the year	(62,043)
Add: Translation gain or (loss)	1,020
Balance as at March 31, 2020	16,113

The following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2020

Particulars	₹.
Balance as of April 1, 2019	2,356,187
Less: Revenue recognized during the period	(15,178,603)
Add: Invoiced during the period but revenue not recognized	15,269,125
Add: Translation gain or (loss)	7,955
Balance as at March 31, 2020	2,454,664

Contract Cost and Amortisation
Costs to fulfil customer contracts are deferred and amortized over the contract period. For the year ended March 31, 2020 the Company has capitalised
₹
130,584 and amortised
₹
141,604. There was no impairment loss in relation to the capitalised cost.

Incremental costs of obtaining a contract are recognized as assets and amortized over the contract period. The Company recognizes incremental cost of obtaining a contract as an expense when incurred if the amortisation period of the asset that the entity otherwise would have recognized is one year or less.

B)	Other Liabilities

	March 31, 2020	March 31, 2019
Deferred income and other liabilities	33,420	172,423
	33,420	172,423

Financial liabilities included in other liabilities	33,420	172,423